Shareholder Report		12 Months Ended
	Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key		0000088053
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000096693
Shareholder Report [Line Items]
Fund Name		DWS Global Macro Fund
Class Name		Class A
Trading Symbol		DBISX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.28%

Gross expense ratio as of the latest prospectus: 1.34%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 135
Expense Ratio, Percent		1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 11.11% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.05% and 5.69%, respectively for the same period, while the Fund's additional, more narrowly based index, the ICE BofA 3-Month U.S. Treasury Bill Index, returned 4.34%.

The Fund’s allocation to equities made the largest contribution to relative performance versus the ICE BofA 3-Month U.S. Treasury Bill Index. Stocks performed very well in the period as positive trends in global economic growth, inflation, and corporate earnings outweighed concerns about the potential impact of US tariffs. The markets were further boosted by the increasingly accommodative policies of major central banks, highlighted by the US Federal Reserve’s decision to cut interest rates by a quarter point at its meetings in September and October. Holdings in the information technology, financials, and communication services sectors made the largest contribution to results. Conversely, positions in health care, real estate, and materials detracted slightly. The Fund used derivatives to adjust its equity positioning, which was a net detractor.

The Fund’s fixed-income allocation also helped relative performance. The largest contribution came from developed-market sovereign debt, which makes up the majority of the bond portfolio. Holdings in developed-market corporate issues also aided results. Emerging-market bonds made a small contribution, as well.

The Fund’s currency positioning was a minor detractor due to exposure to the euro and Japanese yen. On the other hand, positioning in the Norwegian krone and Swiss franc contributed.

An allocation to gold, achieved through an investment in the exchange-traded fund SPDR Gold MiniShares Trust (10.2%), helped results. Gold hit a series of all-time highs throughout the course of the period as investors sought ways to offset the risk of growing global government debt.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	ICE BofA 3-Month U.S. Treasury Bill Index
'15	$9,425	$10,000	$10,000	$10,000
'15	$9,325	$9,939	$9,834	$10,001
'15	$9,136	$9,755	$9,887	$10,004
'16	$8,626	$9,142	$9,972	$10,004
'16	$8,681	$9,095	$10,194	$10,007
'16	$9,214	$9,784	$10,470	$10,011
'16	$9,336	$9,941	$10,609	$10,014
'16	$9,425	$9,960	$10,467	$10,015
'16	$9,381	$9,887	$10,773	$10,018
'16	$9,736	$10,328	$10,854	$10,021
'16	$9,747	$10,364	$10,801	$10,023
'16	$9,825	$10,443	$10,860	$10,028
'16	$9,592	$10,240	$10,559	$10,031
'16	$9,625	$10,351	$10,140	$10,032
'16	$9,658	$10,575	$10,093	$10,037
'17	$9,869	$10,863	$10,207	$10,041
'17	$10,169	$11,162	$10,255	$10,045
'17	$10,358	$11,294	$10,271	$10,047
'17	$10,679	$11,474	$10,387	$10,054
'17	$10,857	$11,704	$10,547	$10,059
'17	$10,868	$11,775	$10,538	$10,067
'17	$10,857	$12,098	$10,715	$10,076
'17	$10,735	$12,141	$10,821	$10,085
'17	$10,924	$12,403	$10,724	$10,094
'17	$11,012	$12,653	$10,683	$10,103
'17	$10,957	$12,901	$10,802	$10,111
'17	$10,946	$13,113	$10,839	$10,123
'18	$10,901	$13,819	$10,968	$10,135
'18	$10,768	$13,244	$10,871	$10,144
'18	$10,679	$12,997	$10,987	$10,158
'18	$10,913	$13,117	$10,811	$10,172
'18	$10,990	$13,170	$10,729	$10,187
'18	$11,001	$13,090	$10,681	$10,204
'18	$11,268	$13,448	$10,663	$10,220
'18	$11,257	$13,571	$10,675	$10,239
'18	$11,368	$13,592	$10,583	$10,255
'18	$11,268	$12,526	$10,464	$10,272
'18	$11,257	$12,699	$10,497	$10,293
'18	$10,965	$11,779	$10,709	$10,312
'19	$11,296	$12,737	$10,872	$10,333
'19	$11,379	$13,091	$10,810	$10,351
'19	$11,438	$13,224	$10,945	$10,374
'19	$11,651	$13,660	$10,913	$10,394
'19	$11,367	$12,845	$11,060	$10,417
'19	$11,662	$13,667	$11,306	$10,440
'19	$11,722	$13,707	$11,274	$10,459
'19	$11,733	$13,360	$11,504	$10,481
'19	$11,887	$13,640	$11,386	$10,499
'19	$12,017	$14,016	$11,462	$10,519
'19	$12,183	$14,365	$11,375	$10,532
'19	$12,308	$14,877	$11,442	$10,547
'20	$12,223	$14,678	$11,588	$10,562
'20	$11,882	$13,473	$11,666	$10,577
'20	$11,054	$11,529	$11,404	$10,608
'20	$11,383	$12,801	$11,628	$10,609
'20	$11,700	$13,393	$11,679	$10,609
'20	$11,834	$13,822	$11,783	$10,610
'20	$11,931	$14,538	$12,159	$10,612
'20	$12,101	$15,421	$12,140	$10,613
'20	$11,860	$14,946	$12,097	$10,615
'20	$11,653	$14,623	$12,108	$10,616
'20	$12,276	$16,479	$12,328	$10,617
'20	$12,553	$17,303	$12,494	$10,618
'21	$12,602	$17,280	$12,384	$10,619
'21	$12,712	$17,748	$12,171	$10,620
'21	$13,038	$18,206	$11,937	$10,620
'21	$13,198	$18,993	$12,087	$10,621
'21	$13,296	$19,279	$12,201	$10,621
'21	$13,233	$19,509	$12,093	$10,620
'21	$13,283	$19,602	$12,254	$10,621
'21	$13,418	$20,087	$12,203	$10,621
'21	$13,143	$19,290	$11,986	$10,622
'21	$13,254	$20,223	$11,957	$10,622
'21	$12,983	$19,675	$11,922	$10,622
'21	$13,316	$20,453	$11,906	$10,623
'22	$13,279	$19,388	$11,662	$10,623
'22	$13,020	$18,946	$11,523	$10,624
'22	$12,919	$19,332	$11,172	$10,627
'22	$12,609	$17,797	$10,560	$10,629
'22	$12,832	$17,805	$10,589	$10,636
'22	$12,312	$16,268	$10,249	$10,638
'22	$12,424	$17,428	$10,467	$10,644
'22	$12,225	$16,812	$10,054	$10,661
'22	$11,777	$15,186	$9,538	$10,687
'22	$12,065	$16,117	$9,472	$10,704
'22	$12,529	$17,341	$9,918	$10,739
'22	$12,377	$16,681	$9,971	$10,778
'23	$12,893	$17,911	$10,299	$10,811
'23	$12,687	$17,412	$9,956	$10,847
'23	$12,994	$17,833	$10,271	$10,893
'23	$13,098	$18,058	$10,316	$10,928
'23	$12,980	$17,837	$10,115	$10,970
'23	$13,056	$18,875	$10,114	$11,021
'23	$13,240	$19,597	$10,184	$11,064
'23	$13,069	$19,031	$10,045	$11,114
'23	$12,814	$18,231	$9,751	$11,165
'23	$12,628	$17,619	$9,635	$11,215
'23	$13,132	$19,245	$10,121	$11,266
'23	$13,473	$20,261	$10,541	$11,318
'24	$13,526	$20,304	$10,396	$11,366
'24	$13,473	$21,148	$10,265	$11,413
'24	$13,785	$21,816	$10,322	$11,464
'24	$13,520	$21,074	$10,061	$11,513
'24	$13,812	$21,928	$10,193	$11,569
'24	$13,824	$22,327	$10,208	$11,616
'24	$14,104	$22,793	$10,490	$11,668
'24	$14,290	$23,322	$10,738	$11,724
'24	$14,463	$23,857	$10,920	$11,775
'24	$14,128	$23,302	$10,554	$11,819
'24	$14,168	$24,210	$10,590	$11,864
'24	$13,910	$23,561	$10,363	$11,912
'25	$14,275	$24,329	$10,422	$11,956
'25	$14,356	$24,114	$10,571	$11,994
'25	$14,306	$23,182	$10,636	$12,034
'25	$14,537	$23,405	$10,949	$12,076
'25	$14,672	$24,758	$10,910	$12,120
'25	$14,933	$25,882	$11,117	$12,159
'25	$14,865	$26,227	$10,951	$12,201
'25	$15,096	$26,949	$11,110	$12,249
'25	$15,521	$27,877	$11,183	$12,290
'25	$15,698	$28,440	$11,155	$12,333

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	11.11%	6.14%	5.23%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	4.73%	4.89%	4.61%
MSCI ACWI All Cap Index	22.05%	14.23%	11.02%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 170,632,891
Holdings Count | Holding		70
Advisory Fees Paid, Amount		$ 1,019,664
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	170,632,891
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,019,664

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	31%
Gold Exchange-Traded Funds	10%
Cash and Cash Equivalents	9%
Corporate Bonds	4%
Futures Contracts Fixed income	2%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Country	% of Net Assets
United States	51%
France	9%
Germany	7%
Netherlands	3%
Ireland	3%
Switzerland	2%
Japan	1%
Korea	1%
Italy	1%
Denmark	0%
Other	1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.29% to 1.10%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.29% to 1.10%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096695
Shareholder Report [Line Items]
Fund Name		DWS Global Macro Fund
Class Name		Class C
Trading Symbol		DBICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	2.04%

Gross expense ratio as of the latest prospectus: 2.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 214
Expense Ratio, Percent		2.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 10.29% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.05% and 5.69%, respectively for the same period, while the Fund's additional, more narrowly based index, the ICE BofA 3-Month U.S. Treasury Bill Index, returned 4.34%.

The Fund’s allocation to equities made the largest contribution to relative performance versus the ICE BofA 3-Month U.S. Treasury Bill Index. Stocks performed very well in the period as positive trends in global economic growth, inflation, and corporate earnings outweighed concerns about the potential impact of US tariffs. The markets were further boosted by the increasingly accommodative policies of major central banks, highlighted by the US Federal Reserve’s decision to cut interest rates by a quarter point at its meetings in September and October. Holdings in the information technology, financials, and communication services sectors made the largest contribution to results. Conversely, positions in health care, real estate, and materials detracted slightly. The Fund used derivatives to adjust its equity positioning, which was a net detractor.

The Fund’s fixed-income allocation also helped relative performance. The largest contribution came from developed-market sovereign debt, which makes up the majority of the bond portfolio. Holdings in developed-market corporate issues also aided results. Emerging-market bonds made a small contribution, as well.

The Fund’s currency positioning was a minor detractor due to exposure to the euro and Japanese yen. On the other hand, positioning in the Norwegian krone and Swiss franc contributed.

An allocation to gold, achieved through an investment in the exchange-traded fund SPDR Gold MiniShares Trust (10.2%), helped results. Gold hit a series of all-time highs throughout the course of the period as investors sought ways to offset the risk of growing global government debt.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	ICE BofA 3-Month U.S. Treasury Bill Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,889	$9,939	$9,834	$10,001
'15	$9,680	$9,755	$9,887	$10,004
'16	$9,126	$9,142	$9,972	$10,004
'16	$9,175	$9,095	$10,194	$10,007
'16	$9,741	$9,784	$10,470	$10,011
'16	$9,865	$9,941	$10,609	$10,014
'16	$9,951	$9,960	$10,467	$10,015
'16	$9,901	$9,887	$10,773	$10,018
'16	$10,271	$10,328	$10,854	$10,021
'16	$10,271	$10,364	$10,801	$10,023
'16	$10,345	$10,443	$10,860	$10,028
'16	$10,099	$10,240	$10,559	$10,031
'16	$10,123	$10,351	$10,140	$10,032
'16	$10,148	$10,575	$10,093	$10,037
'17	$10,357	$10,863	$10,207	$10,041
'17	$10,677	$11,162	$10,255	$10,045
'17	$10,862	$11,294	$10,271	$10,047
'17	$11,195	$11,474	$10,387	$10,054
'17	$11,379	$11,704	$10,547	$10,059
'17	$11,379	$11,775	$10,538	$10,067
'17	$11,367	$12,098	$10,715	$10,076
'17	$11,232	$12,141	$10,821	$10,085
'17	$11,416	$12,403	$10,724	$10,094
'17	$11,502	$12,653	$10,683	$10,103
'17	$11,429	$12,901	$10,802	$10,111
'17	$11,429	$13,113	$10,839	$10,123
'18	$11,367	$13,819	$10,968	$10,135
'18	$11,219	$13,244	$10,871	$10,144
'18	$11,121	$12,997	$10,987	$10,158
'18	$11,355	$13,117	$10,811	$10,172
'18	$11,429	$13,170	$10,729	$10,187
'18	$11,441	$13,090	$10,681	$10,204
'18	$11,700	$13,448	$10,663	$10,220
'18	$11,687	$13,571	$10,675	$10,239
'18	$11,798	$13,592	$10,583	$10,255
'18	$11,675	$12,526	$10,464	$10,272
'18	$11,663	$12,699	$10,497	$10,293
'18	$11,355	$11,779	$10,709	$10,312
'19	$11,694	$12,737	$10,872	$10,333
'19	$11,772	$13,091	$10,810	$10,351
'19	$11,824	$13,224	$10,945	$10,374
'19	$12,045	$13,660	$10,913	$10,394
'19	$11,733	$12,845	$11,060	$10,417
'19	$12,032	$13,667	$11,306	$10,440
'19	$12,085	$13,707	$11,274	$10,459
'19	$12,098	$13,360	$11,504	$10,481
'19	$12,241	$13,640	$11,386	$10,499
'19	$12,358	$14,016	$11,462	$10,519
'19	$12,541	$14,365	$11,375	$10,532
'19	$12,640	$14,877	$11,442	$10,547
'20	$12,547	$14,678	$11,588	$10,562
'20	$12,188	$13,473	$11,666	$10,577
'20	$11,336	$11,529	$11,404	$10,608
'20	$11,656	$12,801	$11,628	$10,609
'20	$11,975	$13,393	$11,679	$10,609
'20	$12,108	$13,822	$11,783	$10,610
'20	$12,201	$14,538	$12,159	$10,612
'20	$12,361	$15,421	$12,140	$10,613
'20	$12,121	$14,946	$12,097	$10,615
'20	$11,895	$14,623	$12,108	$10,616
'20	$12,534	$16,479	$12,328	$10,617
'20	$12,796	$17,303	$12,494	$10,618
'21	$12,836	$17,280	$12,384	$10,619
'21	$12,943	$17,748	$12,171	$10,620
'21	$13,270	$18,206	$11,937	$10,620
'21	$13,430	$18,993	$12,087	$10,621
'21	$13,523	$19,279	$12,201	$10,621
'21	$13,443	$19,509	$12,093	$10,620
'21	$13,483	$19,602	$12,254	$10,621
'21	$13,616	$20,087	$12,203	$10,621
'21	$13,323	$19,290	$11,986	$10,622
'21	$13,417	$20,223	$11,957	$10,622
'21	$13,137	$19,675	$11,922	$10,622
'21	$13,469	$20,453	$11,906	$10,623
'22	$13,429	$19,388	$11,662	$10,623
'22	$13,162	$18,946	$11,523	$10,624
'22	$13,053	$19,332	$11,172	$10,627
'22	$12,719	$17,797	$10,560	$10,629
'22	$12,946	$17,805	$10,589	$10,636
'22	$12,412	$16,268	$10,249	$10,638
'22	$12,519	$17,428	$10,467	$10,644
'22	$12,304	$16,812	$10,054	$10,661
'22	$11,850	$15,186	$9,538	$10,687
'22	$12,132	$16,117	$9,472	$10,704
'22	$12,589	$17,341	$9,918	$10,739
'22	$12,426	$16,681	$9,971	$10,778
'23	$12,938	$17,911	$10,299	$10,811
'23	$12,731	$17,412	$9,956	$10,847
'23	$13,025	$17,833	$10,271	$10,893
'23	$13,123	$18,058	$10,316	$10,928
'23	$12,997	$17,837	$10,115	$10,970
'23	$13,061	$18,875	$10,114	$11,021
'23	$13,244	$19,597	$10,184	$11,064
'23	$13,061	$19,031	$10,045	$11,114
'23	$12,801	$18,231	$9,751	$11,165
'23	$12,603	$17,619	$9,635	$11,215
'23	$13,098	$19,245	$10,121	$11,266
'23	$13,437	$20,261	$10,541	$11,318
'24	$13,465	$20,304	$10,396	$11,366
'24	$13,423	$21,148	$10,265	$11,413
'24	$13,719	$21,816	$10,322	$11,464
'24	$13,451	$21,074	$10,061	$11,513
'24	$13,719	$21,928	$10,193	$11,569
'24	$13,733	$22,327	$10,208	$11,616
'24	$14,001	$22,793	$10,490	$11,668
'24	$14,185	$23,322	$10,738	$11,724
'24	$14,335	$23,857	$10,920	$11,775
'24	$13,994	$23,302	$10,554	$11,819
'24	$14,037	$24,210	$10,590	$11,864
'24	$13,758	$23,561	$10,363	$11,912
'25	$14,115	$24,329	$10,422	$11,956
'25	$14,187	$24,114	$10,571	$11,994
'25	$14,126	$23,182	$10,636	$12,034
'25	$14,341	$23,405	$10,949	$12,076
'25	$14,470	$24,758	$10,910	$12,120
'25	$14,724	$25,882	$11,117	$12,159
'25	$14,652	$26,227	$10,951	$12,201
'25	$14,867	$26,949	$11,110	$12,249
'25	$15,276	$27,877	$11,183	$12,290
'25	$15,435	$28,440	$11,155	$12,333

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	10.29%	5.35%	4.44%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	9.29%	5.35%	4.44%
MSCI ACWI All Cap Index	22.05%	14.23%	11.02%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 170,632,891
Holdings Count | Holding		70
Advisory Fees Paid, Amount		$ 1,019,664
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	170,632,891
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,019,664

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	31%
Gold Exchange-Traded Funds	10%
Cash and Cash Equivalents	9%
Corporate Bonds	4%
Futures Contracts Fixed income	2%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Country	% of Net Assets
United States	51%
France	9%
Germany	7%
Netherlands	3%
Ireland	3%
Switzerland	2%
Japan	1%
Korea	1%
Italy	1%
Denmark	0%
Other	1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 2.04% to 1.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 2.04% to 1.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000214278
Shareholder Report [Line Items]
Fund Name		DWS Global Macro Fund
Class Name		Class R6
Trading Symbol		DBIWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$95	0.90%

Gross expense ratio as of the latest prospectus: 1.04%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 11.57% for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.05% and 5.69%, respectively for the same period, while the Fund's additional, more narrowly based index, the ICE BofA 3-Month U.S. Treasury Bill Index, returned 4.34%.

The Fund’s allocation to equities made the largest contribution to relative performance versus the ICE BofA 3-Month U.S. Treasury Bill Index. Stocks performed very well in the period as positive trends in global economic growth, inflation, and corporate earnings outweighed concerns about the potential impact of US tariffs. The markets were further boosted by the increasingly accommodative policies of major central banks, highlighted by the US Federal Reserve’s decision to cut interest rates by a quarter point at its meetings in September and October. Holdings in the information technology, financials, and communication services sectors made the largest contribution to results. Conversely, positions in health care, real estate, and materials detracted slightly. The Fund used derivatives to adjust its equity positioning, which was a net detractor.

The Fund’s fixed-income allocation also helped relative performance. The largest contribution came from developed-market sovereign debt, which makes up the majority of the bond portfolio. Holdings in developed-market corporate issues also aided results. Emerging-market bonds made a small contribution, as well.

The Fund’s currency positioning was a minor detractor due to exposure to the euro and Japanese yen. On the other hand, positioning in the Norwegian krone and Swiss franc contributed.

An allocation to gold, achieved through an investment in the exchange-traded fund SPDR Gold MiniShares Trust (10.2%), helped results. Gold hit a series of all-time highs throughout the course of the period as investors sought ways to offset the risk of growing global government debt.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	ICE BofA 3-Month U.S. Treasury Bill Index
7/1/19	$10,031	$10,029	$9,972	$10,018
8/31/19	$10,052	$9,775	$10,175	$10,039
9/30/19	$10,175	$9,980	$10,071	$10,056
10/31/19	$10,289	$10,255	$10,139	$10,076
11/30/19	$10,443	$10,510	$10,062	$10,088
12/31/19	$10,543	$10,885	$10,120	$10,103
1/31/20	$10,479	$10,740	$10,250	$10,116
2/29/20	$10,181	$9,858	$10,318	$10,131
3/31/20	$9,479	$8,436	$10,087	$10,161
4/30/20	$9,756	$9,366	$10,285	$10,161
5/31/20	$10,032	$9,799	$10,330	$10,162
6/30/20	$10,149	$10,114	$10,422	$10,163
7/31/20	$10,234	$10,637	$10,755	$10,165
8/31/20	$10,383	$11,283	$10,738	$10,166
9/30/20	$10,182	$10,936	$10,700	$10,167
10/31/20	$10,010	$10,700	$10,710	$10,168
11/30/20	$10,545	$12,057	$10,905	$10,169
12/31/20	$10,773	$12,660	$11,051	$10,170
1/31/21	$10,816	$12,644	$10,954	$10,171
2/28/21	$10,923	$12,986	$10,765	$10,172
3/31/21	$11,205	$13,321	$10,558	$10,173
4/30/21	$11,344	$13,897	$10,691	$10,173
5/31/21	$11,431	$14,106	$10,792	$10,173
6/30/21	$11,382	$14,274	$10,697	$10,172
7/31/21	$11,415	$14,343	$10,839	$10,173
8/31/21	$11,544	$14,697	$10,794	$10,173
9/30/21	$11,310	$14,114	$10,602	$10,174
10/31/21	$11,396	$14,797	$10,577	$10,174
11/30/21	$11,169	$14,396	$10,546	$10,174
12/31/21	$11,469	$14,965	$10,531	$10,175
1/31/22	$11,436	$14,186	$10,315	$10,174
2/28/22	$11,219	$13,863	$10,192	$10,176
3/31/22	$11,137	$14,145	$9,882	$10,179
4/30/22	$10,864	$13,022	$9,341	$10,180
5/31/22	$11,060	$13,028	$9,366	$10,187
6/30/22	$10,619	$11,903	$9,066	$10,190
7/31/22	$10,718	$12,751	$9,258	$10,195
8/31/22	$10,543	$12,301	$8,893	$10,211
9/30/22	$10,165	$11,111	$8,436	$10,237
10/31/22	$10,408	$11,793	$8,378	$10,253
11/30/22	$10,816	$12,688	$8,772	$10,286
12/31/22	$10,685	$12,205	$8,820	$10,323
1/31/23	$11,129	$13,105	$9,109	$10,355
2/28/23	$10,958	$12,740	$8,806	$10,389
3/31/23	$11,233	$13,048	$9,085	$10,434
4/30/23	$11,314	$13,213	$9,125	$10,467
5/31/23	$11,222	$13,051	$8,947	$10,508
6/30/23	$11,282	$13,810	$8,946	$10,556
7/31/23	$11,445	$14,339	$9,008	$10,598
8/31/23	$11,305	$13,925	$8,885	$10,646
9/30/23	$11,086	$13,339	$8,625	$10,694
10/31/23	$10,934	$12,891	$8,522	$10,742
11/30/23	$11,367	$14,082	$8,952	$10,790
12/31/23	$11,663	$14,824	$9,324	$10,841
1/31/24	$11,710	$14,856	$9,195	$10,887
2/29/24	$11,675	$15,473	$9,080	$10,932
3/31/24	$11,935	$15,962	$9,130	$10,981
4/30/24	$11,712	$15,419	$8,899	$11,028
5/31/24	$11,970	$16,044	$9,016	$11,081
6/30/24	$11,988	$16,336	$9,029	$11,126
7/31/24	$12,235	$16,677	$9,278	$11,176
8/31/24	$12,400	$17,064	$9,498	$11,229
9/30/24	$12,549	$17,455	$9,659	$11,278
10/31/24	$12,265	$17,050	$9,335	$11,321
11/30/24	$12,312	$17,714	$9,367	$11,364
12/31/24	$12,079	$17,239	$9,166	$11,410
1/31/25	$12,402	$17,801	$9,218	$11,452
2/28/25	$12,474	$17,643	$9,350	$11,488
3/31/25	$12,443	$16,962	$9,408	$11,527
4/30/25	$12,636	$17,125	$9,684	$11,566
5/31/25	$12,768	$18,115	$9,650	$11,608
6/30/25	$13,001	$18,937	$9,833	$11,647
7/31/25	$12,952	$19,190	$9,686	$11,687
8/31/25	$13,157	$19,718	$9,827	$11,733
9/30/25	$13,526	$20,397	$9,891	$11,772
10/31/25	$13,684	$20,809	$9,866	$11,813

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 7/1/19
Class R6 No Sales Charge	11.57%	6.45%	5.07%
MSCI ACWI All Cap Index	22.05%	14.23%	12.27%
Bloomberg Global Aggregate Index	5.69%	-1.63%	-0.21%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.67%

Performance Inception Date		Jul. 01, 2019
No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 170,632,891
Holdings Count | Holding		70
Advisory Fees Paid, Amount		$ 1,019,664
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	170,632,891
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,019,664

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	31%
Gold Exchange-Traded Funds	10%
Cash and Cash Equivalents	9%
Corporate Bonds	4%
Futures Contracts Fixed income	2%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Country	% of Net Assets
United States	51%
France	9%
Germany	7%
Netherlands	3%
Ireland	3%
Switzerland	2%
Japan	1%
Korea	1%
Italy	1%
Denmark	0%
Other	1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective March 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.95% to 1.04%. In addition, effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 1.04% to 0.85%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.95% to 1.04%. In addition, effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 1.04% to 0.85%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096697
Shareholder Report [Line Items]
Fund Name		DWS Global Macro Fund
Class Name		Class S
Trading Symbol		DBIVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$109	1.03%

Gross expense ratio as of the latest prospectus: 1.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 11.38% for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.05% and 5.69%, respectively for the same period, while the Fund's additional, more narrowly based index, the ICE BofA 3-Month U.S. Treasury Bill Index, returned 4.34%.

The Fund’s allocation to equities made the largest contribution to relative performance versus the ICE BofA 3-Month U.S. Treasury Bill Index. Stocks performed very well in the period as positive trends in global economic growth, inflation, and corporate earnings outweighed concerns about the potential impact of US tariffs. The markets were further boosted by the increasingly accommodative policies of major central banks, highlighted by the US Federal Reserve’s decision to cut interest rates by a quarter point at its meetings in September and October. Holdings in the information technology, financials, and communication services sectors made the largest contribution to results. Conversely, positions in health care, real estate, and materials detracted slightly. The Fund used derivatives to adjust its equity positioning, which was a net detractor.

The Fund’s fixed-income allocation also helped relative performance. The largest contribution came from developed-market sovereign debt, which makes up the majority of the bond portfolio. Holdings in developed-market corporate issues also aided results. Emerging-market bonds made a small contribution, as well.

The Fund’s currency positioning was a minor detractor due to exposure to the euro and Japanese yen. On the other hand, positioning in the Norwegian krone and Swiss franc contributed.

An allocation to gold, achieved through an investment in the exchange-traded fund SPDR Gold MiniShares Trust (10.2%), helped results. Gold hit a series of all-time highs throughout the course of the period as investors sought ways to offset the risk of growing global government debt.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	ICE BofA 3-Month U.S. Treasury Bill Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,891	$9,939	$9,834	$10,001
'15	$9,697	$9,755	$9,887	$10,004
'16	$9,140	$9,142	$9,972	$10,004
'16	$9,201	$9,095	$10,194	$10,007
'16	$9,782	$9,784	$10,470	$10,011
'16	$9,903	$9,941	$10,609	$10,014
'16	$10,012	$9,960	$10,467	$10,015
'16	$9,964	$9,887	$10,773	$10,018
'16	$10,339	$10,328	$10,854	$10,021
'16	$10,351	$10,364	$10,801	$10,023
'16	$10,436	$10,443	$10,860	$10,028
'16	$10,194	$10,240	$10,559	$10,031
'16	$10,230	$10,351	$10,140	$10,032
'16	$10,266	$10,575	$10,093	$10,037
'17	$10,484	$10,863	$10,207	$10,041
'17	$10,811	$11,162	$10,255	$10,045
'17	$11,017	$11,294	$10,271	$10,047
'17	$11,356	$11,474	$10,387	$10,054
'17	$11,550	$11,704	$10,547	$10,059
'17	$11,562	$11,775	$10,538	$10,067
'17	$11,562	$12,098	$10,715	$10,076
'17	$11,429	$12,141	$10,821	$10,085
'17	$11,634	$12,403	$10,724	$10,094
'17	$11,731	$12,653	$10,683	$10,103
'17	$11,671	$12,901	$10,802	$10,111
'17	$11,659	$13,113	$10,839	$10,123
'18	$11,622	$13,819	$10,968	$10,135
'18	$11,477	$13,244	$10,871	$10,144
'18	$11,380	$12,997	$10,987	$10,158
'18	$11,634	$13,117	$10,811	$10,172
'18	$11,707	$13,170	$10,729	$10,187
'18	$11,731	$13,090	$10,681	$10,204
'18	$12,022	$13,448	$10,663	$10,220
'18	$12,010	$13,571	$10,675	$10,239
'18	$12,131	$13,592	$10,583	$10,255
'18	$12,022	$12,526	$10,464	$10,272
'18	$12,010	$12,699	$10,497	$10,293
'18	$11,704	$11,779	$10,709	$10,312
'19	$12,053	$12,737	$10,872	$10,333
'19	$12,156	$13,091	$10,810	$10,351
'19	$12,221	$13,224	$10,945	$10,374
'19	$12,454	$13,660	$10,913	$10,394
'19	$12,156	$12,845	$11,060	$10,417
'19	$12,467	$13,667	$11,306	$10,440
'19	$12,544	$13,707	$11,274	$10,459
'19	$12,557	$13,360	$11,504	$10,481
'19	$12,726	$13,640	$11,386	$10,499
'19	$12,868	$14,016	$11,462	$10,519
'19	$13,062	$14,365	$11,375	$10,532
'19	$13,186	$14,877	$11,442	$10,547
'20	$13,106	$14,678	$11,588	$10,562
'20	$12,732	$13,473	$11,666	$10,577
'20	$11,850	$11,529	$11,404	$10,608
'20	$12,197	$12,801	$11,628	$10,609
'20	$12,545	$13,393	$11,679	$10,609
'20	$12,692	$13,822	$11,783	$10,610
'20	$12,799	$14,538	$12,159	$10,612
'20	$12,986	$15,421	$12,140	$10,613
'20	$12,732	$14,946	$12,097	$10,615
'20	$12,517	$14,623	$12,108	$10,616
'20	$13,189	$16,479	$12,328	$10,617
'20	$13,475	$17,303	$12,494	$10,618
'21	$13,529	$17,280	$12,384	$10,619
'21	$13,650	$17,748	$12,171	$10,620
'21	$14,002	$18,206	$11,937	$10,620
'21	$14,178	$18,993	$12,087	$10,621
'21	$14,286	$19,279	$12,201	$10,621
'21	$14,225	$19,509	$12,093	$10,620
'21	$14,266	$19,602	$12,254	$10,621
'21	$14,428	$20,087	$12,203	$10,621
'21	$14,130	$19,290	$11,986	$10,622
'21	$14,239	$20,223	$11,957	$10,622
'21	$13,954	$19,675	$11,922	$10,622
'21	$14,326	$20,453	$11,906	$10,623
'22	$14,285	$19,388	$11,662	$10,623
'22	$14,012	$18,946	$11,523	$10,624
'22	$13,905	$19,332	$11,172	$10,627
'22	$13,563	$17,797	$10,560	$10,629
'22	$13,823	$17,805	$10,589	$10,636
'22	$13,266	$16,268	$10,249	$10,638
'22	$13,390	$17,428	$10,467	$10,644
'22	$13,170	$16,812	$10,054	$10,661
'22	$12,695	$15,186	$9,538	$10,687
'22	$12,999	$16,117	$9,472	$10,704
'22	$13,511	$17,341	$9,918	$10,739
'22	$13,344	$16,681	$9,971	$10,778
'23	$13,900	$17,911	$10,299	$10,811
'23	$13,686	$17,412	$9,956	$10,847
'23	$14,015	$17,833	$10,271	$10,893
'23	$14,130	$18,058	$10,316	$10,928
'23	$14,000	$17,837	$10,115	$10,970
'23	$14,089	$18,875	$10,114	$11,021
'23	$14,293	$19,597	$10,184	$11,064
'23	$14,104	$19,031	$10,045	$11,114
'23	$13,843	$18,231	$9,751	$11,165
'23	$13,638	$17,619	$9,635	$11,215
'23	$14,180	$19,245	$10,121	$11,266
'23	$14,566	$20,261	$10,541	$11,318
'24	$14,610	$20,304	$10,396	$11,366
'24	$14,566	$21,148	$10,265	$11,413
'24	$14,907	$21,816	$10,322	$11,464
'24	$14,627	$21,074	$10,061	$11,513
'24	$14,936	$21,928	$10,193	$11,569
'24	$14,958	$22,327	$10,208	$11,616
'24	$15,268	$22,793	$10,490	$11,668
'24	$15,475	$23,322	$10,738	$11,724
'24	$15,659	$23,857	$10,920	$11,775
'24	$15,302	$23,302	$10,554	$11,819
'24	$15,347	$24,210	$10,590	$11,864
'24	$15,067	$23,561	$10,363	$11,912
'25	$15,457	$24,329	$10,422	$11,956
'25	$15,547	$24,114	$10,571	$11,994
'25	$15,502	$23,182	$10,636	$12,034
'25	$15,758	$23,405	$10,949	$12,076
'25	$15,909	$24,758	$10,910	$12,120
'25	$16,195	$25,882	$11,117	$12,159
'25	$16,135	$26,227	$10,951	$12,201
'25	$16,392	$26,949	$11,110	$12,249
'25	$16,845	$27,877	$11,183	$12,290
'25	$17,043	$28,440	$11,155	$12,333

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	11.38%	6.37%	5.48%
MSCI ACWI All Cap Index	22.05%	14.23%	11.02%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 170,632,891
Holdings Count | Holding		70
Advisory Fees Paid, Amount		$ 1,019,664
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	170,632,891
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,019,664

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	31%
Gold Exchange-Traded Funds	10%
Cash and Cash Equivalents	9%
Corporate Bonds	4%
Futures Contracts Fixed income	2%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Country	% of Net Assets
United States	51%
France	9%
Germany	7%
Netherlands	3%
Ireland	3%
Switzerland	2%
Japan	1%
Korea	1%
Italy	1%
Denmark	0%
Other	1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.04% to 0.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.04% to 0.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096698
Shareholder Report [Line Items]
Fund Name		DWS Global Macro Fund
Class Name		Institutional Class
Trading Symbol		MGINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.90%

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 11.58% for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 22.05% and 5.69%, respectively for the same period, while the Fund's additional, more narrowly based index, the ICE BofA 3-Month U.S. Treasury Bill Index, returned 4.34%.

The Fund’s allocation to equities made the largest contribution to relative performance versus the ICE BofA 3-Month U.S. Treasury Bill Index. Stocks performed very well in the period as positive trends in global economic growth, inflation, and corporate earnings outweighed concerns about the potential impact of US tariffs. The markets were further boosted by the increasingly accommodative policies of major central banks, highlighted by the US Federal Reserve’s decision to cut interest rates by a quarter point at its meetings in September and October. Holdings in the information technology, financials, and communication services sectors made the largest contribution to results. Conversely, positions in health care, real estate, and materials detracted slightly. The Fund used derivatives to adjust its equity positioning, which was a net detractor.

The Fund’s fixed-income allocation also helped relative performance. The largest contribution came from developed-market sovereign debt, which makes up the majority of the bond portfolio. Holdings in developed-market corporate issues also aided results. Emerging-market bonds made a small contribution, as well.

The Fund’s currency positioning was a minor detractor due to exposure to the euro and Japanese yen. On the other hand, positioning in the Norwegian krone and Swiss franc contributed.

An allocation to gold, achieved through an investment in the exchange-traded fund SPDR Gold MiniShares Trust (10.2%), helped results. Gold hit a series of all-time highs throughout the course of the period as investors sought ways to offset the risk of growing global government debt.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	ICE BofA 3-Month U.S. Treasury Bill Index
'15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
'15	$989,130	$993,915	$983,444	$1,000,059
'15	$968,599	$975,525	$988,671	$1,000,388
'16	$914,251	$914,193	$997,239	$1,000,418
'16	$920,290	$909,501	$1,019,445	$1,000,662
'16	$978,261	$978,361	$1,046,993	$1,001,120
'16	$990,338	$994,101	$1,060,919	$1,001,390
'16	$1,001,208	$995,964	$1,046,687	$1,001,468
'16	$996,377	$988,740	$1,077,253	$1,001,845
'16	$1,033,816	$1,032,802	$1,085,373	$1,002,135
'16	$1,035,024	$1,036,357	$1,080,101	$1,002,313
'16	$1,044,686	$1,044,312	$1,086,048	$1,002,807
'16	$1,019,324	$1,024,022	$1,055,905	$1,003,058
'16	$1,022,947	$1,035,105	$1,013,952	$1,003,233
'16	$1,026,570	$1,057,458	$1,009,294	$1,003,659
'17	$1,049,517	$1,086,321	$1,020,673	$1,004,103
'17	$1,082,126	$1,116,171	$1,025,497	$1,004,519
'17	$1,101,449	$1,129,382	$1,027,073	$1,004,693
'17	$1,136,473	$1,147,403	$1,038,650	$1,005,367
'17	$1,155,797	$1,170,375	$1,054,723	$1,005,874
'17	$1,155,797	$1,177,470	$1,053,797	$1,006,721
'17	$1,155,797	$1,209,760	$1,071,515	$1,007,578
'17	$1,143,720	$1,214,087	$1,082,130	$1,008,522
'17	$1,163,043	$1,240,335	$1,072,383	$1,009,386
'17	$1,173,913	$1,265,272	$1,068,325	$1,010,288
'17	$1,166,667	$1,290,078	$1,080,189	$1,011,127
'17	$1,166,667	$1,311,267	$1,083,932	$1,012,251
'18	$1,161,836	$1,381,949	$1,096,849	$1,013,460
'18	$1,148,551	$1,324,359	$1,087,116	$1,014,418
'18	$1,138,889	$1,299,693	$1,098,687	$1,015,840
'18	$1,164,251	$1,311,668	$1,081,089	$1,017,168
'18	$1,171,498	$1,317,033	$1,072,889	$1,018,721
'18	$1,173,913	$1,308,995	$1,068,119	$1,020,435
'18	$1,202,899	$1,344,824	$1,066,336	$1,022,034
'18	$1,201,691	$1,357,116	$1,067,455	$1,023,877
'18	$1,213,768	$1,359,176	$1,058,253	$1,025,450
'18	$1,202,899	$1,252,563	$1,046,432	$1,027,223
'18	$1,202,899	$1,269,940	$1,049,704	$1,029,331
'18	$1,170,726	$1,177,917	$1,070,927	$1,031,226
'19	$1,206,868	$1,273,657	$1,087,232	$1,033,259
'19	$1,215,903	$1,309,127	$1,080,974	$1,035,099
'19	$1,222,357	$1,322,401	$1,094,507	$1,037,410
'19	$1,246,881	$1,365,991	$1,091,266	$1,039,361
'19	$1,215,903	$1,284,475	$1,106,043	$1,041,733
'19	$1,248,172	$1,366,715	$1,130,566	$1,044,038
'19	$1,254,626	$1,370,737	$1,127,424	$1,045,931
'19	$1,257,208	$1,336,013	$1,150,350	$1,048,077
'19	$1,272,697	$1,363,985	$1,138,649	$1,049,908
'19	$1,286,895	$1,401,600	$1,146,231	$1,051,928
'19	$1,306,257	$1,436,455	$1,137,540	$1,053,240
'19	$1,318,273	$1,487,650	$1,144,174	$1,054,743
'20	$1,310,275	$1,467,835	$1,158,779	$1,056,152
'20	$1,274,286	$1,347,337	$1,166,573	$1,057,713
'20	$1,184,979	$1,152,903	$1,140,434	$1,060,802
'20	$1,220,969	$1,280,122	$1,162,825	$1,060,885
'20	$1,254,292	$1,339,269	$1,167,926	$1,060,902
'20	$1,268,954	$1,382,230	$1,178,302	$1,061,038
'20	$1,280,951	$1,453,838	$1,215,882	$1,061,248
'20	$1,298,279	$1,542,060	$1,214,028	$1,061,329
'20	$1,274,147	$1,494,641	$1,209,661	$1,061,455
'20	$1,251,371	$1,462,331	$1,210,818	$1,061,565
'20	$1,318,360	$1,647,909	$1,232,833	$1,061,659
'20	$1,348,175	$1,730,299	$1,249,393	$1,061,776
'21	$1,353,551	$1,728,036	$1,238,390	$1,061,876
'21	$1,365,648	$1,774,820	$1,217,073	$1,061,966
'21	$1,402,205	$1,820,622	$1,193,660	$1,062,043
'21	$1,419,732	$1,899,344	$1,208,740	$1,062,059
'21	$1,430,519	$1,927,935	$1,220,092	$1,062,081
'21	$1,423,147	$1,950,890	$1,209,328	$1,062,042
'21	$1,428,553	$1,960,218	$1,225,424	$1,062,096
'21	$1,443,420	$2,008,653	$1,220,328	$1,062,138
'21	$1,414,019	$1,929,040	$1,198,644	$1,062,196
'21	$1,426,209	$2,022,324	$1,195,747	$1,062,153
'21	$1,397,766	$1,967,487	$1,192,249	$1,062,224
'21	$1,433,887	$2,045,308	$1,190,585	$1,062,299
'22	$1,429,806	$1,938,846	$1,166,186	$1,062,251
'22	$1,402,597	$1,894,630	$1,152,325	$1,062,387
'22	$1,392,301	$1,933,242	$1,117,234	$1,062,715
'22	$1,358,142	$1,779,707	$1,056,023	$1,062,864
'22	$1,384,103	$1,780,525	$1,058,906	$1,063,596
'22	$1,327,510	$1,626,838	$1,024,928	$1,063,828
'22	$1,339,866	$1,742,762	$1,046,717	$1,064,373
'22	$1,317,901	$1,681,160	$1,005,412	$1,066,091
'22	$1,270,590	$1,518,604	$953,754	$1,068,744
'22	$1,300,974	$1,611,709	$947,195	$1,070,421
'22	$1,352,074	$1,734,130	$991,771	$1,073,873
'22	$1,335,576	$1,668,133	$997,134	$1,077,760
'23	$1,391,165	$1,791,064	$1,029,869	$1,081,135
'23	$1,369,785	$1,741,188	$995,632	$1,084,664
'23	$1,404,164	$1,783,345	$1,027,115	$1,089,329
'23	$1,414,266	$1,805,776	$1,031,647	$1,092,758
'23	$1,402,721	$1,783,689	$1,011,481	$1,097,038
'23	$1,410,246	$1,887,456	$1,011,402	$1,102,059
'23	$1,430,600	$1,959,665	$1,018,406	$1,106,447
'23	$1,413,154	$1,903,125	$1,004,474	$1,111,443
'23	$1,385,665	$1,823,064	$975,130	$1,116,536
'23	$1,366,623	$1,761,861	$963,474	$1,121,523
'23	$1,420,819	$1,924,545	$1,012,058	$1,126,558
'23	$1,457,921	$2,026,062	$1,054,121	$1,131,809
'24	$1,463,794	$2,030,350	$1,039,576	$1,136,645
'24	$1,459,389	$2,114,759	$1,026,511	$1,141,302
'24	$1,493,391	$2,181,568	$1,032,162	$1,146,427
'24	$1,465,464	$2,107,360	$1,006,114	$1,151,346
'24	$1,496,331	$2,192,760	$1,019,300	$1,156,871
'24	$1,498,535	$2,232,658	$1,020,763	$1,161,589
'24	$1,529,509	$2,279,278	$1,048,950	$1,166,792
'24	$1,550,158	$2,332,220	$1,073,768	$1,172,374
'24	$1,568,776	$2,385,658	$1,092,042	$1,177,460
'24	$1,533,122	$2,330,228	$1,055,437	$1,181,933
'24	$1,539,064	$2,420,966	$1,059,035	$1,186,449
'24	$1,509,801	$2,356,059	$1,036,315	$1,191,246
'25	$1,550,282	$2,432,859	$1,042,213	$1,195,632
'25	$1,559,278	$2,411,358	$1,057,117	$1,199,429
'25	$1,555,250	$2,318,233	$1,063,630	$1,203,433
'25	$1,579,316	$2,340,478	$1,094,887	$1,207,574
'25	$1,595,861	$2,475,833	$1,090,998	$1,211,964
'25	$1,625,313	$2,588,168	$1,111,672	$1,215,949
'25	$1,617,760	$2,622,712	$1,095,114	$1,220,146
'25	$1,644,950	$2,694,907	$1,111,033	$1,224,940
'25	$1,690,879	$2,787,673	$1,118,291	$1,229,041
'25	$1,710,647	$2,844,029	$1,115,452	$1,233,286

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	11.58%	6.45%	5.52%
MSCI ACWI All Cap Index	22.05%	14.23%	11.02%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 170,632,891
Holdings Count | Holding		70
Advisory Fees Paid, Amount		$ 1,019,664
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	170,632,891
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,019,664

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	31%
Gold Exchange-Traded Funds	10%
Cash and Cash Equivalents	9%
Corporate Bonds	4%
Futures Contracts Fixed income	2%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Country	% of Net Assets
United States	51%
France	9%
Germany	7%
Netherlands	3%
Ireland	3%
Switzerland	2%
Japan	1%
Korea	1%
Italy	1%
Denmark	0%
Other	1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 1.04% to 0.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 1.04% to 0.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.